UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05178

Name of Fund:   BlackRock Equity Dividend Fund

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Equity

             Dividend Fund, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2018

Date of reporting period: 10/31/2017

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2017 (Unaudited)	BlackRock Equity Dividend Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 2.7%
Lockheed Martin Corp.	757,460	$233,418,874
Northrop Grumman Corp.	1,141,112	337,232,829

		570,651,703
Air Freight & Logistics — 0.4%
United Parcel Service, Inc., Class B	696,483	81,857,647
Banks — 17.3%
Bank of America Corp.	29,972,686	820,951,870
Citigroup, Inc.	10,795,088	793,438,968
JPMorgan Chase & Co.	8,353,230	840,418,470
KeyCorp	6,238,330	113,849,522
SunTrust Banks, Inc.	3,511,643	211,436,025
U.S. Bancorp	5,587,923	303,871,253
Wells Fargo & Co.	11,012,705	618,253,259

		3,702,219,367
Beverages — 1.9%
Diageo PLC	8,040,717	274,580,938
Dr. Pepper Snapple Group, Inc.	1,555,720	133,262,975

		407,843,913
Capital Markets — 4.0%
Charles Schwab Corp.	2,358,300	105,746,172
Goldman Sachs Group, Inc.	1,138,328	276,021,773
Invesco Ltd.	2,816,234	100,793,015
Morgan Stanley	7,512,271	375,613,550

		858,174,510
Chemicals — 2.6%
DowDuPont, Inc.	6,743,576	487,627,980
Praxair, Inc.	439,964	64,287,540

		551,915,520
Communications Equipment — 0.8%
Motorola Solutions, Inc.	1,787,763	161,864,062
Construction Materials — 0.5%
CRH PLC	2,942,720	110,641,468
Diversified Telecommunication Services — 1.7%
BCE, Inc.	1,304,058	60,195,317
Verizon Communications, Inc.	6,521,572	312,187,652

		372,382,969
Electric Utilities — 4.4%
Exelon Corp.	2,973,330	119,557,599
FirstEnergy Corp.	7,509,763	247,446,691
NextEra Energy, Inc.	2,135,031	331,079,257
PG&E Corp.	4,051,160	234,035,513

		932,119,060
Electronic Equipment, Instruments & Components — 0.3%
CDW Corp.	1,009,300	70,651,000

Common Stocks	Shares	Value
Energy Equipment & Services — 0.4%
Halliburton Co.	1,865,680	$79,739,163
Food & Staples Retailing — 0.7%
Kroger Co.	6,683,626	138,351,058
Food Products — 0.7%
General Mills, Inc.	1,155,350	59,985,772
Kellogg Co.	1,408,180	88,053,496

		148,039,268
Health Care Equipment & Supplies — 3.1%
Becton Dickinson & Co.	151,465	31,606,201
Koninklijke Philips NV	8,360,420	340,711,364
Medtronic PLC	2,831,959	228,029,339
Smith & Nephew PLC	4,635,721	87,436,993

		687,783,897
Health Care Providers & Services — 6.7%
Aetna, Inc.	2,420,009	411,474,130
Anthem, Inc.	2,499,331	522,885,039
Cardinal Health, Inc.	556,330	34,436,827
McKesson Corp.	1,073,750	148,048,650
Quest Diagnostics, Inc.	1,247,898	117,027,875
UnitedHealth Group, Inc.	969,351	203,776,967

		1,437,649,488
Household Products — 0.9%
Procter & Gamble Co.	2,194,886	189,506,457
Industrial Conglomerates — 3.1%
3M Co.	702,516	161,712,158
General Electric Co.	9,327,915	188,050,767
Honeywell International, Inc.	1,988,887	286,717,950

		636,480,875
Insurance — 5.7%
American International Group, Inc.	6,072,213	392,325,682
Brighthouse Financial, Inc. (a)	474,462	29,502,047
Marsh & McLennan Cos., Inc.	1,997,350	161,645,535
MetLife, Inc.	6,301,708	337,645,515
Prudential Financial, Inc.	747,441	82,562,333
Travelers Cos., Inc.	1,550,689	205,388,758

		1,209,069,870
Leisure Products — 0.4%
Mattel, Inc.	6,736,906	95,125,113
Machinery — 0.4%
Pentair PLC	1,321,490	93,112,185
Media — 2.1%
Comcast Corp., Class A	8,647,274	311,561,282
Publicis Groupe SA	2,134,920	138,967,933

		450,529,215

SCHEDULES OF INVESTMENTS	1

Schedule of Investments (continued) October 31, 2017 (Unaudited)	BlackRock Equity Dividend Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Multi-Utilities — 1.1%
Public Service Enterprise Group, Inc.	4,786,540	$235,497,768
Multiline Retail — 0.5%
Dollar General Corp.	1,235,380	99,868,119
Oil, Gas & Consumable Fuels — 10.6%
Chevron Corp.	3,194,295	370,186,848
Enbridge, Inc.	1,999,816	76,912,923
Hess Corp.	4,384,213	193,606,846
Marathon Oil Corp.	10,895,960	154,940,551
Marathon Petroleum Corp.	2,363,378	141,188,202
Occidental Petroleum Corp.	1,659,686	107,165,925
Pioneer Natural Resources Co.	535,600	80,163,252
Royal Dutch Shell PLC — ADR, Class A	6,339,616	399,585,996
Suncor Energy, Inc.	11,947,670	405,742,873
TOTAL SA — ADR	5,977,566	333,069,978

		2,262,563,394
Paper & Forest Products — 0.5%
International Paper Co.	1,687,530	96,644,843
Personal Products — 0.8%
Unilever NV — NY Shares	3,076,770	178,329,589
Pharmaceuticals — 8.5%
AstraZeneca PLC	5,954,504	402,887,476
Johnson & Johnson	787,612	109,800,989
Merck & Co., Inc.	6,374,440	351,167,899
Novo Nordisk A/S — ADR	3,259,000	162,265,610
Pfizer, Inc.	22,356,797	783,829,303

		1,809,951,277
Professional Services — 1.2%
Equifax, Inc.	260,140	28,232,994
Experian PLC	5,069,540	106,806,550
Nielsen Holdings PLC	3,410,818	126,439,023

		261,478,567
Road & Rail — 0.5%
Union Pacific Corp.	1,007,179	116,621,257
Semiconductors & Semiconductor Equipment — 2.2%
QUALCOMM, Inc.	4,067,211	207,468,433
Taiwan Semiconductor Manufacturing Co. Ltd.	20,418,000	165,065,223

Common Stocks	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Taiwan Semiconductor Manufacturing Co. Ltd. — ADR	2,314,300	$97,964,319

		470,497,975
Software — 5.6%
Constellation Software, Inc.	176,880	100,632,806
Microsoft Corp.	5,444,483	452,872,096
Oracle Corp.	12,701,320	646,497,188

		1,200,002,090
Specialty Retail — 0.5%
Lowe’s Cos., Inc.	1,328,300	106,197,585
Technology Hardware, Storage & Peripherals — 1.4%
Lenovo Group Ltd.	138,430,000	80,299,852
Samsung Electronics Co. Ltd.	85,980	211,949,702

		292,249,554
Tobacco — 0.7%
Altria Group, Inc.	1,263,629	81,150,254
Philip Morris International, Inc.	731,150	76,507,536

		157,657,790
Wireless Telecommunication Services — 0.5%
SK Telecom Co. Ltd.	479,210	113,131,840
Total Long-Term Investments (Cost — $13,806,783,551) — 95.4%		20,386,399,456

Short-Term Securities
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.93% (b)(c)	1,005,661,929	1,005,661,929

Total Short-Term Securities (Cost — $1,005,661,929) — 4.7%		1,005,661,929

Total Investments (Cost — $14,812,445,480) — 100.1%		21,392,061,385
Liabilities in Excess of Other Assets — (0.1)%		(20,790,536)

Net Assets — 100.0%		$21,371,270,849

Notes to Schedule of Investments

(a)	Non-income producing security.
(b)	Annualized 7-day yield as of period end.

2	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (continued) October 31, 2017 (Unaudited)	BlackRock Equity Dividend Fund (Percentages shown are based on Net Assets)

(c)	During the period ended October 31, 2017, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated	Shares Held at July 31, 2017	Net Activity	Shares Held at October 31, 2017	Value at October 31, 2017	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	958,459,446	47,202,483	1,005,661,929	$1,005,661,929	$2,234,139		—	—
SL Liquidity Series, LLC, Money Market Series*	—	—	—	—	420,231	(b)	$(183)	—

Total				$1,005,661,929	$2,654,370		$(183)	—

*	No longer held by the Fund as of period end.
(a)	Includes net capital gain distributions, if applicable.
(b)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Portfolio Abbreviations

ADR	American Depositary Receipts
Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation.

SCHEDULES OF INVESTMENTS	3

Schedule of Investments (continued) October 31, 2017 (Unaudited)	BlackRock Equity Dividend Fund (Percentages shown are based on Net Assets)

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Aerospace & Defense	$570,651,703	—	—	$570,651,703
Air Freight & Logistics	81,857,647	—	—	81,857,647
Banks	3,702,219,367	—	—	3,702,219,367
Beverages	133,262,975	$274,580,938	—	407,843,913
Capital Markets	858,174,510	—	—	858,174,510
Chemicals	551,915,520	—	—	551,915,520
Communications Equipment	161,864,062	—	—	161,864,062
Construction Materials	—	110,641,468	—	110,641,468
Diversified Telecommunication Services	372,382,969	—	—	372,382,969
Electric Utilities	932,119,060	—	—	932,119,060
Electronic Equipment, Instruments & Components	70,651,000	—	—	70,651,000
Energy Equipment & Services	79,739,163	—	—	79,739,163
Food & Staples Retailing	138,351,058	—	—	138,351,058
Food Products	148,039,268	—	—	148,039,268
Health Care Equipment & Supplies	259,635,540	428,148,357	—	687,783,897
Health Care Providers & Services	1,437,649,488	—	—	1,437,649,488
Household Products	189,506,457	—	—	189,506,457
Industrial Conglomerates	636,480,875	—	—	636,480,875
Insurance	1,209,069,870	—	—	1,209,069,870
Leisure Products	95,125,113	—	—	95,125,113
Machinery	93,112,185	—	—	93,112,185
Media	311,561,282	138,967,933	—	450,529,215
Multi-Utilities	235,497,768	—	—	235,497,768
Multiline Retail	99,868,119	—	—	99,868,119
Oil, Gas & Consumable Fuels	2,262,563,394	—	—	2,262,563,394
Paper & Forest Products	96,644,843	—	—	96,644,843
Personal Products	178,329,589	—	—	178,329,589
Pharmaceuticals	1,407,063,801	402,887,476	—	1,809,951,277
Professional Services	154,672,017	106,806,550	—	261,478,567
Road & Rail	116,621,257	—	—	116,621,257
Semiconductors & Semiconductor Equipment	305,432,752	165,065,223	—	470,497,975
Software	1,200,002,090	—	—	1,200,002,090
Specialty Retail	106,197,585	—	—	106,197,585
Technology Hardware, Storage & Peripherals	—	292,249,554	—	292,249,554
Tobacco	157,657,790	—	—	157,657,790
Wireless Telecommunication Services	—	113,131,840	—	113,131,840

4	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (concluded) October 31, 2017 (Unaudited)	BlackRock Equity Dividend Fund (Percentages shown are based on Net Assets)

	Level 1	Level 2	Level 3	Total
Short-Term Securities	$1,005,661,929	—	—	$1,005,661,929

Total	$19,359,582,046	$2,032,479,339	$—	$21,392,061,385

During the period ended October 31, 2017, there were no transfers between levels.

SCHEDULES OF INVESTMENTS	5

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Equity Dividend Fund

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Equity Dividend Fund

Date: December 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Equity Dividend Fund

Date: December 21, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Equity Dividend Fund

Date: December 21, 2017